Changes in Accumulated Other Comprehensive Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 160,242	$ 139,940	$ 132,726
Components of Other Comprehensive Income (Loss):
Other Comprehensive Gain (Loss), Net of Tax	(162)	1,091	1,723
Ending balance	161,929	160,242	139,940
Income tax expense (benefit)	8,173	14,066	5,950
Unrealized Holding Gains (Losses) on Securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(12)	(11)	(10)
Components of Other Comprehensive Income (Loss):
Before Reclassifications	1	(1)	(1)
Reclassifications	0	0	0
Other Comprehensive Gain (Loss), Net of Tax	1	(1)	(1)
Ending balance	(11)	(12)	(11)
Currency Translation Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(203)	(162)	(107)
Components of Other Comprehensive Income (Loss):
Before Reclassifications	11	(41)	(55)
Reclassifications	0	0	0
Other Comprehensive Gain (Loss), Net of Tax	11	(41)	(55)
Ending balance	(192)	(203)	(162)
Derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(12)	0	0
Components of Other Comprehensive Income (Loss):
Before Reclassifications	(16)	68	(6)
Reclassifications	33	(80)	6
Other Comprehensive Gain (Loss), Net of Tax	17	(12)	0
Ending balance	5	(12)	0
Defined Benefit Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(2,571)	(3,716)	(5,495)
Components of Other Comprehensive Income (Loss):
Before Reclassifications	(397)	703	949
Reclassifications	206	442	830
Other Comprehensive Gain (Loss), Net of Tax	(191)	1,145	1,779
Ending balance	(2,762)	(2,571)	(3,716)
Defined Benefit Plans | Reclassification out of Accumulated Other Comprehensive Income
Components of Other Comprehensive Income (Loss):
Reclassification, before tax amount	231
Income tax expense (benefit)	25
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(2,798)	(3,889)	(5,612)
Components of Other Comprehensive Income (Loss):
Before Reclassifications	(401)	729	887
Reclassifications	239	362	836
Other Comprehensive Gain (Loss), Net of Tax	(162)	1,091	1,723
Ending balance	$ (2,960)	$ (2,798)	$ (3,889)